Comprehensive Income (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income [Abstract]
Net income to QKL Stores, Inc. for computing basic net income (loss) per share	$ (1,454,211)	$ 9,611	$ (1,050,941)	$ 840,212	$ (31,042,540)	$ (16,583,381)
Foreign currency translation adjustment	447,273	88,676	1,633,053	951,153
Comprehensive income (loss)	$ (1,006,938)	$ 98,287	$ 582,112	$ 1,791,365	$ (29,719,752)	$ (12,550,210)